Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of sales to members
Sales to members were as follows:

	(dollars in thousands)
	2023	2022	2021
Capacity revenues	$1,082,368	$984,036	$946,662
Energy revenues	599,198	990,647	610,447
Total	$1,681,566	$1,974,683	$1,557,109
Sales to non-members were as follows:

	(dollars in thousands)
	2023	2022	2021
Energy revenues	$44,995	$155,372	$47,754
Capacity revenues	13,624	82	—
Total	$58,619	$155,454	$47,754

Schedule of members whose revenues accounted for 10% or more of total operating revenues
The following table reflects members whose revenues accounted for 10% or more of our total operating revenues in 2023, 2022 or 2021:

	2023	2022	2021
Jackson EMC	15.1%	16.0%	15.2%
GreyStone Power Corporation, an EMC	11.4%	9.5%	12.3%
Cobb EMC	8.5%	10.0%	8.7%

Schedule of sales to non-members
Sales to members were as follows:

	(dollars in thousands)
	2023	2022	2021
Capacity revenues	$1,082,368	$984,036	$946,662
Energy revenues	599,198	990,647	610,447
Total	$1,681,566	$1,974,683	$1,557,109
Sales to non-members were as follows:

	(dollars in thousands)
	2023	2022	2021
Energy revenues	$44,995	$155,372	$47,754
Capacity revenues	13,624	82	—
Total	$58,619	$155,454	$47,754

Schedule reflecting details of asset retirement obligations included in the consolidated balance sheets
The following table reflects the details of the asset retirement obligations included in the consolidated balance sheets for the years 2023 and 2022.

	(dollars in thousands)
	Nuclear	Coal Ash Pond	Other	Total
Balance at December 31, 2022	$820,106	$461,528	$62,109	$1,343,743
Liabilities incurred	62,841	—	—	62,841
Liabilities settled	—	(14,445)	(76)	(14,521)
Accretion	46,857	16,558	2,492	65,907
Deferred accretion	—	5	—	5
Change in cash flow estimates	—	321	641	962
Balance at December 31, 2023	$929,804	$463,967	$65,166	$1,458,937

	(dollars in thousands)
	Nuclear	Coal Ash Pond	Other	Total
Balance at December 31, 2021	$778,214	$442,686	$66,243	$1,287,143
Liabilities incurred	—	—	—	—
Liabilities settled	—	(10,134)	(184)	(10,318)
Accretion	41,892	12,196	1,865	55,953
Deferred accretion	—	479	—	479
Change in cash flow estimates	—	16,301	(5,815)	10,486
Balance at December 31, 2022	$820,106	$461,528	$62,109	$1,343,743

Schedule of estimated costs of decommissioning of co-owned nuclear facilities	Our portion of the estimated costs of decommissioning co-owned nuclear facilities for which we have recorded asset retirement obligations as of December 31, 2023 are as follows:

	(dollars in thousands)
2021 site study	Hatch Unit No. 1	Hatch Unit No. 2	Vogtle Unit No. 1	Vogtle Unit No. 2
Expected start date of decommissioning	2034	2038	2047	2049
Estimated costs based on site study in 2021 dollars:
Radiated structures	$227,000	$236,000	$200,000	$213,000
Spent fuel management	60,000	51,000	58,000	53,000
Non-radiated structures	15,000	21,000	24,000	31,000
Total estimated site study costs	$302,000	$308,000	$282,000	$297,000

(dollars in thousands)
2020 site study	Vogtle Unit No. 3
Expected start date of decommissioning	2061
Estimated costs based on site study in 2020 dollars:
Radiated structures	$187,000
Spent fuel management	19,000
Non-radiated structures	22,000
Total estimated site study costs	$228,000

Schedule of external and internal trust funds by type of investment
The following table outlines the fair value of our nuclear decommissioning funds as of December 31, 2023 and December 31, 2022. The funds were invested in a diversified mix of approximately 71% equity and 29% fixed income securities in 2023 and 69% equity and 31% fixed income securities in 2022.

	2023
External Trust Funds:	(dollars in thousands)
	Cost 12/31/2022	Purchases	Net Proceeds(1)	Unrealized Gain(Loss)	Fair Value 12/31/2023
Equity	$228,936	$29,307	$(9,180)	$201,900	$450,963
Debt	192,986	485,705	(482,935)	(4,751)	191,005
Other	91	20,015	(20,835)	—	(729)
	$422,013	$535,027	$(512,950)	$197,149	$641,239
__________________
(1)Also included in net proceeds are net realized gains or losses, interest income, dividends, contributions and fees of $22,078,000.

	2023
Internal Funds:	(dollars in thousands)
	Cost 12/31/2022	Purchases	Net Proceeds(1)	Unrealized Gain(Loss)	Fair Value 12/31/2023
Equity	$79,122	$—	$7,256	$39,134	$125,512
Debt	43,032	59,630	(53,342)	(942)	48,378
	$122,154	$59,630	$(46,086)	$38,192	$173,890
__________________
(1)Also included in net proceeds are net realized gains or losses, interest income, dividends, contributions and fees of $13,542,000.

	2022
External Trust Funds:	(dollars in thousands)
	Cost 12/31/2021	Purchases	Net Proceeds(1)	Unrealized Gain(Loss)	Fair Value 12/31/2022
Equity	$223,336	$9,255	$(3,655)	$131,572	$360,508
Debt	204,935	191,958	(203,907)	(12,869)	180,117
Other	(795)	3,287	(2,401)	—	91
	$427,476	$204,500	$(209,963)	$118,703	$540,716
__________________
(1)Also included in net proceeds are net realized gains or losses, interest income, dividends and fees of $5,463,000.

	2022
Internal Funds:	(dollars in thousands)
	Cost 12/31/2021	Purchases	Net Proceeds(1)	Unrealized Gain(Loss)	Fair Value 12/31/2022
Equity	$68,914	$—	$10,005	$18,995	$97,914
Debt	46,856	76,207	(79,828)	(2,741)	40,494
	$115,770	$76,207	$(69,823)	$16,254	$138,408
__________________
(1)Also included in net proceeds are net realized gains or losses, interest income, dividends, contributions and fees of $6,384,000.

Schedule of annual depreciation rates	Annual weighted average depreciation rates in effect in 2023, 2022, and 2021 were as follows:

	Remaining Useful Life Range in years*	2023	2022	2021
Steam production	19-21	3.05%	13.77%	14.47%
Nuclear production	11-59	1.87%	2.17%	2.18%
Hydro production	43	2.00%	2.00%	2.00%
Other production	16-30	2.73%	2.68%	2.60%
Transmission	11-59	2.75%	2.75%	2.75%
General	1-42	2.00-33.33%	2.00-33.33%	2.00-33.33%
__________________
*Based on estimated retirement dates as of 2023. Actual retirement dates may be different. Remaining useful lives for nuclear production are based on the expiration date of the applicable operating license approved by the NRC.
Reconciliation of cash, cash equivalents and restricted cash	The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts reported in the consolidated statements of cash flows.

Classification
	Twelve months ended
	December 31, 2023	December 31, 2022
	(dollars in thousands)
Cash and cash equivalents	$490,592	$595,381
Restricted cash included in restricted cash and short-term investments	—	30,400
Total cash, cash equivalents and restricted cash reported in the consolidated statements of cash flows	$490,592	$625,781

Schedule of regulatory assets and liabilities

	(dollars in thousands)
	2023	2022
Regulatory Assets:
Premium and loss on reacquired debt(a)	$25,476	$29,494
Amortization on financing leases(b)	28,780	31,908
Outage costs(c)	30,040	29,317
Asset retirement obligations – Ashpond and other(l)	343,523	353,212
Asset retirement obligations – Nuclear(l)	—	32,192
Depreciation expense - Plant Vogtle(d)	34,125	35,549
Depreciation expense - Plant Wansley(e)	335,884	361,784
Deferred charges related to Vogtle Units No. 3 and No. 4 training costs(f)	55,159	54,701
Interest rate options cost(g)	137,463	136,827
Deferral of effects on net margin – TA Smith Energy Facility(h)	130,786	136,730
Other regulatory assets(o)	10,253	10,591
Total Regulatory Assets	$1,131,489	$1,212,305
Regulatory Liabilities:
Accumulated retirement costs for other obligations(i)	$25,992	$35,580
Deferral of effects on net margin – Hawk Road Energy Facility(h)	16,020	16,636
Deferral of effects on net margin – BC Smith Energy Facility(p)	546	14,825
Major maintenance reserve(j)	120,547	74,584
Amortization on financing leases(b)	2,658	5,557
Deferred debt service adder(k)	170,466	154,514
Asset retirement obligations – Nuclear(l)	47,217	—
Revenue deferral plan(m)	308,507	357,460
Natural gas hedges(n)	13,445	131,804
Other regulatory liabilities(o)	922	1,230
Total Regulatory Liabilities	$706,320	$792,190
Net regulatory assets	$425,169	$420,115
__________________
(a)Represents premiums paid, together with unamortized transaction costs related to reacquired debt that are being amortized over the lives of the refunding debt, which range up to 20 years.
(b)Represents the difference between expense recognized for rate-making purposes versus financial statement purposes related to finance lease payments and the aggregate of the amortization of the asset and interest on the obligation.
(c)Consists of both coal-fired maintenance and nuclear refueling outage costs. Coal-fired outage costs are amortized on a straight-line basis to expense over periods up to 60 months, depending on the operating cycle of each unit. Nuclear refueling outage costs are amortized on a straight-line basis to expense over the 18 or 24-month operating cycles of each unit.
(d)Prior to Nuclear Regulatory Commission (NRC) approval of a 20-year license extension for Plant Vogtle, we deferred the difference between Plant Vogtle depreciation expense based on the then 40-year operating license and depreciation expense assuming an expected 20-year license extension. Amortization commenced upon NRC approval of the license extension in 2009 and is being amortized over the remaining life of the plant.
(e)Represents the deferral of accelerated depreciation associated with the early retirement of Plant Wansley, which occurred on August 31, 2022. Amortization commenced upon the retirement of Plant Wansley and will end no later than December 31, 2040.
(f)Deferred charges consist of training related costs, including interest and carrying costs of such training. Amortization will commence effective with the commercial operation date of each unit and amortized to expense over the life of the units.
(g)Deferral of premiums paid to purchase interest rate options used to hedge interest rates on certain borrowings, related carrying costs and other incidentals associated with construction of Vogtle Units No. 3 and No. 4. Amortization commenced in August 2023 after Vogtle Unit No. 3 was placed in service on July 31, 2023.
(h)Effects on net margin for TA Smith and Hawk Road Energy Facilities were deferred through the end of 2015 and are being amortized over the remaining life of each respective plant.
(i)Represents the accrual of retirement costs associated with long-lived assets for which there are no legal obligations to retire the assets.
(j)Represents collections for future major maintenance costs; revenues are recognized as major maintenance costs are incurred.
(k)Represents collections to fund certain debt payments to be made through the end of 2025 which will be in excess of amounts collected through depreciation expense; the deferred credits will be amortized over the remaining useful life of the plants.
(l)Represents the difference in the timing of recognition of decommissioning costs for financial statement purposes versus ratemaking purposes, as well as the deferral of unrealized gains and losses of funds set aside for decommissioning.
(m)Deferred revenues under a rate management program that allowed for additional collections over a five-year period beginning in 2018. These amounts are being amortized to income and applied to member billings, per each member's election, over the subsequent five-year period.
(n)Represents the deferral of unrealized gains on natural gas contracts.
(o)The amortization periods for other regulatory assets range up to 30 years and the amortization periods of other regulatory liabilities range up to 3 years.
(p)Effects on net margin for the BC Smith Energy Facility that are being deferred until on or before January 2026 and will be amortized over the remaining life of the plant.